General and Administrative Expenses (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
General and Administrative Expenses [Line Items]
Employee benefits			$ 1,900,000	$ 1,800,000
Paid bonuses			189,665	512,542
General and administrative expenses	$ 5,490,832	$ 5,780,632	9,559,603	13,412,649
Professional and legal fees			1,650,061	882,855
Advisory services			239,532
Advisory costs			137,973
Legal fee		657,074		657,074
Consultancy fees			1,300,000	1,800,000
Due to lower			$ 435,992
Number of Directors			8
Totaled amount			$ 360,984	86,500
Depreciation of property and equipment			577,062	107,692
Depreciation of right of use assets			$ 169,457	62,029
Pre payment Asset					$ 835,117
Percentage of increase in retention			40.00%
Percentage of decrease in retention			50.00%
Laboratory costs			$ 638,822
Impairment of VAT			839,758
Associated costs				350,000
Compliance fees			73,454
Expenses	873	2,219	873
Bonuses			106,161
Rent	$ 56,711		56,711
Property, plant and equipment [member]
General and Administrative Expenses [Line Items]
General and administrative expenses			8,800,000	5,700,000
Professional and legal fees			1,700,000
Selling, general and administrative expense [member]
General and Administrative Expenses [Line Items]
Employee benefits			474,414
Paid bonuses			538,113	91,478
General and administrative expenses			1,500,000
Costs incurred				8,000,000
Totaled amount			360,984
Depreciation of property and equipment			619,292	469,370
Depreciation of right of use assets				107,428
Laboratory costs			638,822
Administrative expenses				409,511
Expenses			$ 102,639
Selling, general and administrative expense [member] | Property, plant and equipment [member]
General and Administrative Expenses [Line Items]
Depreciation of right of use assets